POST RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
POST RETIREMENT BENEFIT PLAN

NOTE 17 – POST RETIREMENT BENEFIT PLAN

The Corporation sponsors a defined benefit post-retirement health care plan covering employees who were hired before March 27, 2007. Under the plan, covered employees may retire at age 60 with 15 years of work experience with the Bank. ASC Topic 715 requires employers to (i) recognize the overfunded or underfunded status of a single-employer defined benefit post-retirement plan as an asset or liability in its statement of financial position and (ii) recognize changes in that funded status in comprehensive income. ASC Topic 715 also requires companies to accrue the cost of post-retirement health care and life insurance benefits within the employees’ active service periods. Eligibility requirements for employees hired prior to March 27, 2007 are as follows:

  25 years of service at any age;

  15 years of service at attained age 60; and

  15 years of service at attained age 55, with a qualifying disability

Premiums paid by retirees and spouses depend on date of retirement, age and coverage election. Employees retiring after June 2008, who are at least 60 years old with a minimum of 15 years of service, will pay half of the full monthly premium. Coverage will cease at age 63.5 for persons who retire with less than 25 years of service. All persons hired after March 27, 2008 are ineligible for retiree health benefits.

The Corporation funding policy is to make the minimal annual contribution that is required by applicable regulations, plus such amounts as the Corporation may determine to be appropriate from time to time. The Corporation expects to contribute $161 to the plan in 2013.

The following table provides further information about the plan (dollars in thousands):

Obligations and Funded Status
	Post-Retirement Benefits
	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$4,572	$1,825
Service cost	91	24
Interest cost	351	139
Plan participants’ contributions	105	107
Actuarial (gain) loss	2,616	2,950
Benefits paid	(314)	(473)
Benefit obligation at end of year	$7,421	$4,572
Change in plan assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	209	365
Plan participants’ contributions	105	107
Benefits paid	(314)	(473)
Fair value of plan assets at end of year	$-	$-
Funded status	$(7,421)	$(4,572)
Unrecognized net actuarial (gain) loss	2,920	305
Accrued benefit cost recorded in accrued liabilities	$(4,501)	$(4,267)

	Post-Retirement Benefits
	2012	2011
Current liabilities	$266	$241
Noncurrent liabilities	$4,235	$4,026
Total	$4,501	$4,267

Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	Post-Retirement Benefits
	2012	2011
Unrecognized net actuarial (gain) loss	$2,920	$305
Unrecognized prior service cost	-	-
Total (before tax effects)	$2,920	$305

A reconciliation of other comprehensive income is as follows:

	Post-Retirement Benefits
	2012	2011

Other comprehensive income at beginning of year	$305	$(2,849)
Amortization of net gain (loss) included in net periodic benefit cost	-	205
Net actuarial (gain) loss during the period	2,615	2,950
Total (before tax effects)	$2,920	$305

	Post-Retirement Benefits
Components of net periodic benefit cost	2012	2011
Service cost	$91	$24
Interest cost	351	139
Recognized net actuarial (gain) loss	-	(205)
Net periodic benefit cost (income)	$442	$(42)

Other changes in benefit obligations recognized in other comprehensive income:
	Post-Retirement Benefits
	2012	2011
Net actuarial (gain) loss	$2,615	$2,950
Recognized net actuarial gain (loss)	-	205
Total recognized in other comprehensive income (before tax effects)	$2,615	$3,155

The estimated net loss for the defined benefits postretirement plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $190.

Significant assumptions include:

	Post-Retirement Benefits
Weighted-average assumption used to determine benefit obligation:	2012	2011
Discount Rate	4%	8%
Rate of compensation increase	NA	NA

	Post-Retirement Benefits
Weighted-average assumptions used to determine benefit costs:	2012	2011
Discount Rate	8%	8%
Corridor	10%	10%
Rate of compensation increase	NA	NA

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions (dollars in thousands) (restated):

Company
Year	Benefits
2013	$266
2014	277
2015	309
2016	327
2017	338
2018 and later	1,811
$3,328

The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Corporation’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Corporation and retirees:

	2012	2011
Health care cost trend rate assumed for next year	7.5-11%	7.5-11%
Rate to which the cost trend rate is assumed
to decline (the ultimate trend rate)	5%	5%
Year that the rate reaches the ultimate trend rate	2018	2018

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	1-Percentage-	1-Percentage-
	Point Increase	Point Decrease
Effect on total of service and interest cost	$89	$(69)
Effect on postretirement benefit obligation	1,258	(1,007)